Submission	Aug. 15, 2025
Submission [Line Items]
Central Index Key	0000876343
Registrant Name	Lineage Cell Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A